Income Tax - Schedule Of Effective Income Tax Rate Reconciliation (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory rate	21.00%	21.00%	21.00%
State tax	0.00%	2.98%	11.68%
Other	0.00%	(0.80%)	(0.05%)
Tax credits		2.29%	2.81%
Fair value of series B preferred stock tranche liability		(5.60%)	6.04%
Valuation allowance	(15.10%)	(19.87%)	(41.48%)
Business combination transaction costs	(5.90%)
Total	0.00%	0.00%	0.00%